Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—50.9%
		Alabama—1.8%
$ 1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	$ 1,589,161
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,394,667
6,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	6,336,484
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	3,215,845
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,148,927
5,800,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	6,229,052
		TOTAL	24,914,136
		Arizona—1.1%
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,451,220
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	670,008
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,564,162
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,001,546
2,000,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,155,420
2,600,000		Yuma, AZ IDA (Yuma Regional Medical Center), Revenue Bonds (Series 2024A), (Original Issue Yield: 4.180%), (Assured Guaranty Corp. INS), 4.000%, 8/1/2054	2,486,451
		TOTAL	15,328,807
		California—2.1%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,003,924
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	233,029
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	228,997
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,135,977
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,602,734
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,676,056
2,765,000	[1]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,778,507
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,137,448
1,290,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,370,707
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,898,526
1,990,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2051	1,929,045
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,111,612
2,420,000		San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,654,125
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,743,491
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,535,006
		TOTAL	30,039,184
		Colorado—1.8%
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,506,226

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$ 2,815,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	$ 2,730,849
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	251,119
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,296,576
1,555,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2024A), 5.000%, 12/1/2039	1,709,536
5,880,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,793,312
1,365,000	Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,270,303
2,500,000	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,618,335
4,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,298,955
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,612,108
3,095,000	University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	3,033,115
	TOTAL	26,120,434
	Connecticut—0.3%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,195,835
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,658,140
	TOTAL	4,853,975
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,028,322
	District Of Columbia—1.4%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,141,352
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,437,523
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	998,112
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	502,926
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,041,906
3,500,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2039	3,949,301
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,334,330
	TOTAL	20,405,450
	Florida—2.0%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,180,984
2,010,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	2,008,383
2,125,000	Hillsborough County, FL Aviation Authority (Tampa International Airport), Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,182,116
2,500,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,775,083
1,000,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,093,564
530,000	Lakewood Ranch, FL Stewardship District (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.500%, 5/1/2054	532,645
1,055,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	967,855
2,715,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	2,730,857
1,650,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,850,685
750,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2044	801,946
750,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	606,551

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$ 7,535,000	Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	$ 8,097,344
750,000	Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	759,910
	TOTAL	27,587,923
	Georgia—2.1%
2,000,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,717,696
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,109,753
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,653,101
3,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,303,077
1,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,059,661
1,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,052,307
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,512,107
4,135,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	4,009,055
1,000,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,073,635
4,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,079,998
3,940,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,933,578
3,515,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,734,720
	TOTAL	30,238,688
	Illinois—4.0%
1,000,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,026,776
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,069,677
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	611,132
305,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	307,521
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,052,102
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,363,848
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,130,659
1,660,000	Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,662,264
2,000,000	Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	2,037,452
3,250,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,408,410
3,000,000	Cook County, IL Sales Tax Revenue, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,103,115
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	841,884
412,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	412,142
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,231,447
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,517,223
5,000,000	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Revenue Bonds (Series 2022A), 5.000%, 8/15/2052	5,168,464
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,969,605
4,320,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,515,360
3,000,000	Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	2,950,193
705,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	760,796
750,000	Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	827,068

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 5,000,000		Illinois State, UT GO Bonds (Series 2024C), 4.000%, 10/1/2045	$ 4,626,810
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,118,412
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	518,569
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,410,639
1,500,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Bonds (Series 2024A), 5.000%, 1/1/2037	1,683,027
		TOTAL	56,324,595
		Indiana—1.1%
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	4,024,741
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,282,174
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,278,692
1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	1,600,271
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,483,779
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,067,081
		TOTAL	15,736,738
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	6,057,483
		Kentucky—0.7%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,582,934
5,565,000	[2]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.115% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,593,116
3,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,191,758
		TOTAL	10,367,808
		Louisiana—0.4%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,505,128
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,053,943
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	1,458,282
		TOTAL	5,017,353
		Maryland—0.5%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,293,036
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	280,985
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	568,466
600,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	600,395
		TOTAL	7,742,882
		Massachusetts—1.4%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,378,407
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,579,957
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,070,530
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,693,143
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,040,003
		TOTAL	19,762,040
		Michigan—0.8%
2,980,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,185,875

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$ 1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series I), 4.000%, 4/15/2054	$ 1,410,438
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,350,240
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,003,172
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,426,796
		TOTAL	11,376,521
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,009,321
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,597,335
5,000,000	[2]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.915% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,023,580
2,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	1,869,663
		TOTAL	9,499,899
		Mississippi—0.2%
2,150,000		Gulfport, Mississippi (Memorial Hospital at Gulfport Project), Hospital Revenue Bonds (Series 2025), 5.500%, 7/1/2050	2,310,780
		Missouri—0.8%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,830,435
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2014), 5.000%, 1/1/2044	2,502,920
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	2,084,995
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,032,113
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,275,215
		TOTAL	10,725,678
		Nevada—0.2%
2,200,000		Reno-Tahoe Airport Authority (Reno-Tahoe International Airport), Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,308,825
		New Hampshire—0.3%
2,035,000	[1]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	1,315,454
2,000,000	[1]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	1,959,815
1,486,331		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,451,986
		TOTAL	4,727,255
		New Jersey—3.1%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,967,534
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,291,292
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	70,635
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	1,256,298
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,052,841
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,004,813
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,620,805
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	793,137
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,020,602

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	$ 1,109,807
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,120,954
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,956,911
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,217,894
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	996,026
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,302,275
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,138,393
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,794,774
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,527,315
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,890,899
7,445,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	7,467,031
		TOTAL	43,600,236
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,214,018
		New York—4.8%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,026,926
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,931,292
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,534,552
3,175,000		Monroe County, NY IDC (University of Rochester), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,125,768
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,238,400
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,657,924
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,170,864
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,903,315
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,611,334
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,501,729
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,163,309
4,500,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,914,792
6,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	6,564,199
5,000,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2024B-1), (Original Issue Yield: 4.150%), 4.000%, 3/15/2054	4,731,896
1,010,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,077,225
5,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,822,339
4,825,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	4,529,007
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,401,082
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,032,600

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$ 1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	$ 1,034,229
1,250,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2043	1,364,000
5,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,708,607
3,355,000	Western Nassau County Water Authority, Water System Revenue Bonds (Series 2021A), 4.000%, 4/1/2051	3,137,396
	TOTAL	67,182,785
	North Carolina—0.6%
1,250,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,280,409
5,000,000	Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,729,342
1,000,000	North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	1,024,180
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,520,810
	TOTAL	8,554,741
	Ohio—1.9%
4,000,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,722,577
3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	2,991,151
2,500,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	2,528,834
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	961,210
1,500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,578,093
3,250,000	Hamilton County, OH, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	3,452,570
3,000,000	Miami University, OH, General Reciepts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	2,916,022
1,585,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,593,306
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,133,719
3,000,000	Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2048	2,875,508
1,500,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,485,629
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,020,840
	TOTAL	26,259,459
	Oklahoma—0.1%
1,250,000	Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,267,701
	Oregon—0.3%
3,525,000	Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,554,626
	Pennsylvania—2.7%
4,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,464,284
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,051,783
5,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,470,621
455,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	455,139
1,360,000	Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,380,222
1,000,000	Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	1,046,186
605,000	Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	623,658
1,290,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,319,174

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	$ 1,026,062
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,786,885
5,175,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2015B), 5.000%, 12/1/2040	5,218,265
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,505,456
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,243,454
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,540,079
360,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	367,647
2,500,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,699,637
		TOTAL	38,198,552
		Puerto Rico—2.5%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,466,853
3,996,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	3,774,681
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,431,916
4,000,000	[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,735,292
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,634,326
16,123,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	16,118,095
2,750,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	2,697,395
		TOTAL	34,858,558
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,502,439
		South Carolina—0.7%
4,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilites Revenue Bonds (Series 2024A), 4.500%, 11/1/2054	3,948,209
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,313,665
		TOTAL	10,261,874
		Tennessee—1.0%
2,805,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	2,610,403
2,150,000		Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 4.000%, 10/1/2054	2,037,461
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,301,212
1,500,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,606,181
2,705,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,550,469
		TOTAL	14,105,726
		Texas—5.1%
5,020,000		Austin, TX Electric Utility System, Electric Utility System Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2054	5,325,384
2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,899,232
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,396,555
5,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2041	4,794,730
3,000,000		Clifton, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,006,452
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,908,684
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,168,304
2,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,899,327
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,002,579

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	$ 4,855,751
1,045,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,173,550
1,255,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,401,625
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,002,044
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,277,865
1,590,975	[3]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	581,719
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	541,377
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,358,066
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,786,203
6,565,000		Spring Branch, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/1/2048	6,254,252
1,000,000		Tarrant County, TX Hospital District, LT Bonds (Series 2023), (Original Issue Yield: 4.660%), 4.250%, 8/15/2053	972,506
4,045,000		Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,851,609
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,044,306
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,630,953
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2038	993,423
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	984,945
1,050,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 6/30/2039	1,037,656
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,901,709
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,037,081
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,604,022
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,369,412
		TOTAL	72,061,321
		Virginia—1.5%
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,758,803
4,900,000		University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,747,901
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,551,405
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,279,253
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,885,289
1,200,000		Virginia College Building Authority, Revenue Bonds (Series 2020A), 4.000%, 2/1/2040	1,205,329
1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	1,138,575
		TOTAL	20,566,555
		Washington—1.3%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,420,075
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,877,043

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$ 1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	$ 1,509,182
2,474,148		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,223,479
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,336,428
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,911,034
		TOTAL	18,277,241
		West Virginia—0.2%
2,950,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2048	3,283,193
		Wisconsin—0.4%
3,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,041,266
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,452,809
		TOTAL	5,494,075
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $716,499,720)	717,717,876
		COMMON STOCKS—46.0%
		Communication Services—3.5%
123,211		Alphabet, Inc., Class A	25,137,508
374,855		AT&T, Inc.	8,895,309
101,968		Deutsche Telekom AG, Class REG	3,419,795
12,855		Meta Platforms, Inc.	8,859,409
31,634		Walt Disney Co.	3,576,540
		TOTAL	49,888,561
		Consumer Discretionary—3.2%
81,454	[4]	Amazon.com, Inc.	19,359,987
97,668		General Motors Co.	4,830,659
4,303		Home Depot, Inc.	1,772,750
25,043		Nike, Inc., Class B	1,925,807
166,162	[4]	Penn Entertainment, Inc.	3,422,937
220,421		The Wendy’s Co.	3,268,843
13,286	[4]	Ulta Beauty, Inc.	5,475,825
44,281		Whirlpool Corp.	4,649,948
		TOTAL	44,706,756
		Consumer Staples—2.8%
7,691		Costco Wholesale Corp.	7,536,257
38,502		Procter & Gamble Co.	6,390,947
29,546	[4]	Smithfield Foods, Inc.	635,239
22,859		Target Corp.	3,152,485
159,007		The Coca-Cola Co.	10,093,764
118,767		WalMart, Inc.	11,658,169
		TOTAL	39,466,861
		Energy—2.3%
33,294		Chevron Corp.	4,967,132
57,246		ConocoPhillips	5,657,622
97,048		Exxon Mobil Corp.	10,367,638
55,714	[4]	Infinity Natural Resources, Inc.	1,173,894
95,770		Schlumberger Ltd.	3,857,616
25,385		TotalEnergies SE	1,474,507
22,092		Valero Energy Corp.	2,938,236

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
14,856	[4]	Venture Global, Inc.	$ 303,805
27,226		Williams Cos., Inc.	1,509,137
		TOTAL	32,249,587
		Financials—9.9%
28,110		Allstate Corp.	5,406,396
25,514		American Express Co.	8,099,419
60,829		American International Group, Inc.	4,480,664
33,813		Assurant, Inc.	7,276,219
145,344		Bank of America Corp.	6,729,427
5,235		BlackRock, Inc.	5,630,242
109,717		Citizens Financial Group, Inc.	5,219,238
495,373		First Horizon Corp.	10,843,715
16,550		Global Payments, Inc.	1,867,667
16,069		Goldman Sachs Group, Inc.	10,290,588
50,586		Intercontinental Exchange, Inc.	8,085,160
74,161		JPMorgan Chase & Co.	19,823,235
50,365		KKR & Co., Inc.	8,414,481
19,083		Progressive Corp., OH	4,702,815
12,655		S&P Global, Inc.	6,598,444
15,253		UMB Financial Corp.	1,798,329
25,907		Visa, Inc., Class A	8,855,013
111,256		Wells Fargo & Co.	8,766,973
20,695		Willis Towers Watson PLC	6,820,348
		TOTAL	139,708,373
		Health Care—6.0%
16,057		Abbott Laboratories	2,054,172
17,725		AbbVie, Inc.	3,259,628
46,868		AstraZeneca PLC	6,599,269
145,870	[4]	Avantor, Inc.	3,249,984
6,197		Becton Dickinson & Co.	1,534,377
29,562	[4]	Boston Scientific Corp.	3,025,966
20,357		Danaher Corp.	4,534,318
17,055		Eli Lilly & Co.	13,832,969
19,214		Johnson & Johnson	2,923,410
10,245		McKesson Corp.	6,093,214
52,398		Medtronic PLC	4,758,786
74,054		Merck & Co., Inc.	7,318,016
266,624		Pfizer, Inc.	7,070,869
16,639		Sanofi	1,804,836
11,065		Thermo Fisher Scientific, Inc.	6,614,104
18,639		UnitedHealth Group, Inc.	10,111,471
		TOTAL	84,785,389
		Industrials—4.0%
20,279	[4]	Builders Firstsource, Inc.	3,392,271
4,387		Deere & Co.	2,090,669
10,892		Dover Corp.	2,218,483
22,401		Fortune Brands Innovations, Inc.	1,605,480
17,379		GE Aerospace	3,537,843
5,276		GE Vernova, Inc.	1,967,315
17,119		Hunt (J.B.) Transportation Services, Inc.	2,931,115

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
99,109		Knight-Swift Transportation Holdings, Inc.	$ 5,658,133
21,923		L3Harris Technologies, Inc.	4,647,895
14,178		Parker-Hannifin Corp.	10,024,555
30,715		Regal Rexnord Corp.	4,875,392
28,049		RTX Corp.	3,616,918
31,936		Stanley Black & Decker, Inc.	2,812,603
33,185		Waste Management, Inc.	7,309,328
		TOTAL	56,688,000
		Information Technology—10.3%
9,399		Accenture PLC	3,618,145
6,848	[4]	Adobe, Inc.	2,995,658
31,606	[4]	Advanced Micro Devices, Inc.	3,664,716
124,658		Apple, Inc.	29,419,288
14,444		Applied Materials, Inc.	2,604,975
85,230		Broadcom, Inc.	18,858,842
54,671		Cisco Systems, Inc.	3,313,063
49,683		Dell Technologies, Inc.	5,147,159
53,112		IBM Corp.	13,580,738
24,967		Microchip Technology, Inc.	1,355,708
43,094		Micron Technology, Inc.	3,931,897
66,924		Microsoft Corp.	27,777,475
8,717		Motorola Solutions, Inc.	4,090,452
93,935		NVIDIA Corp.	11,278,776
20,124		Salesforce, Inc.	6,876,371
50,334		TD SYNNEX Corp.	7,173,098
		TOTAL	145,686,361
		Materials—1.4%
51,966		FMC Corp.	2,898,663
71,111		Freeport-McMoRan, Inc.	2,549,329
15,417		Linde PLC	6,877,832
28,211		LyondellBasell Industries N.V.	2,135,573
18,733		Vulcan Materials Co.	5,135,652
		TOTAL	19,597,049
		Utilities—2.6%
54,376		American Electric Power Co., Inc.	5,348,423
386,042		CenterPoint Energy, Inc.	12,573,388
110,743		NextEra Energy, Inc.	7,924,769
161,178		PPL Corp.	5,415,581
69,632		Southern Co.	5,845,606
		TOTAL	37,107,767
		TOTAL COMMON STOCKS (IDENTIFIED COST $378,387,480)	649,884,704
	[2]	SHORT-TERM MUNICIPALS—2.6%
		Arizona—0.1%
$ 1,300,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.070%, 2/3/2025	1,300,000
		District Of Columbia—0.1%
1,300,000		District of Columbia Revenue (MedStar Health, Inc.), Tranche 1 (Series A) Daily VRDNs, (TD Bank, N.A. LOC), 1.850%, 2/3/2025	1,300,000
		Louisiana—0.3%
1,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010B) Daily VRDNs, 1.770%, 2/3/2025	1,000,000

Principal Amount or Shares			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$ 3,100,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 1.850%, 2/3/2025	$ 3,100,000
		TOTAL	4,100,000
		New York—1.7%
9,650,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.850%, 2/3/2025	9,650,000
11,150,000		New York City, NY, (Series 2015F-6) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.850%, 2/3/2025	11,150,000
3,200,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.850%, 2/3/2025	3,200,000
		TOTAL	24,000,000
		Ohio—0.2%
655,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.750%, 2/3/2025	655,000
2,220,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 1.850%, 2/3/2025	2,220,000
		TOTAL	2,875,000
		Pennsylvania—0.1%
1,695,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.750%, 2/3/2025	1,695,000
100,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/3/2025	100,000
		TOTAL	1,795,000
		Texas—0.1%
1,300,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 1.850%, 2/3/2025	1,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $36,670,000)	36,670,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,131,557,200)	1,404,272,580
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	6,837,182
		TOTAL NET ASSETS—100%	$1,411,109,762
At January 31, 2025, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2025, these restricted securities amounted to $25,095,111, which represented 1.8% of total net assets.

Additional information on restricted securities held at January 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	05/27/2021	$260,205	$233,029
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	05/27/2021	$259,165	$228,997
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	08/27/2015	$1,137,762	$1,135,977
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	01/11/2023	$2,738,207	$2,778,507
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	05/15/2018	$4,044,245	$3,830,435
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$672,953	$670,008
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	11/22/2024	$1,318,133	$1,315,454
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/06/2024	$1,984,625	$1,959,815
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,501,729
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$2,155,420

Security	Acquisition Date	Cost	Value
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	02/02/2023	$3,000,000	$3,041,266
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	04/01/2024	$3,820,000	$3,735,292
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,502,701	$1,509,182

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Security in default.
4	Non-income-producing security.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$717,717,876	$—	$717,717,876
Short-Term Municipals	—	36,670,000	—	36,670,000
Equity Securities:
Common Stocks
Domestic	608,517,997	1,804,836	—	610,322,833
International	28,068,300	11,493,571	—	39,561,871
TOTAL SECURITIES	$636,586,297	$767,686,283	$—	$1,404,272,580

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes